Stock Option Plan (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Stock options available outstanding, beginning	494,104	941,408	420,000
Stock options available, option pool			900,000
Stock options available, granted	0	(487,304)	(378,592)
Stock options available, forfeited	0	40,000	0
Stock options available, exercised	0	0	0
Stock options available outstanding, ending	494,104	494,104	941,408
Stock options outstanding, beginning	1,105,896	658,592	280,000
Stock options, option pool			0
Stock options, granted	0	487,304	378,592
Stock options, forfeited	0	(40,000)	0
Stock options, exercised	0	0	0
Stock options outstanding, ending	1,105,896	1,105,896	658,592
Weighted average exercise price outstanding, beginning	$ 2.99	$ 0.94	$ 0.001
Weighted average exercise price, option pool			0.00
Weighted average exercise price, granted	.00	6.00	1.63
Weighted average exercise price, forfeited	.00	6.00	0.00
Weighted average exercise price, exercised	.00	0.00	0.00
Weighted average exercise price outstanding, ending	$ 2.99	$ 2.99	$ 0.94